Financial Instruments and Risk Management - Schedule of Foreign Currency Exchange Risk on Net Working Capital (Details) - Foreign Exchange Rate Risk [Member]	6 Months Ended
Apr. 30, 2025 USD ($)
Schedule of Foreign Currency Exchange Risk on Net Working Capital [Line Items]
Cash and cash equivalents	$ 271,939
Other receivables	33,499
Accounts payable and accrued liabilities	(154,420)
Due to related parties	(39,251)
Total foreign currency financial assets and liabilities	111,767
Impact of a 10% strengthening or weakening of foreign exchange rate	$ 11,177